Share-based payment (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Expenses on Stock Based Payment Plans
Expenses on stock-based payment plans are presented in the table below:

	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Partner Plan	(242)	(226)	(234)
Variable compensation plan	(384)	(377)	(302)

Total	(626)	(603)	(536)

Summary of Changes in Share-based Compensation Plan
Summary of changes in the Simple options plan

	01/01 to 12/31/2019		01/01 to 12/31/2018
	Quantity	Weighted average exercise price	Quantity	Weighted average exercise price
Opening balance	3,089,599	22.11	24,514,359	25.21
Options vested at the end of the period	3,089,599	22.11	24,514,359	25.21

Options:
Canceled / Forfeited (*)	(72,318)	24.36	(352,085)	29.29
Exercised	(3,017,281)	22.68	(21,072,675)	28.26

Closing balance	—	—	3,089,599	22.11
Options vested at the end of the period	—	—	3,089,599	22.11

Range of exercise prices		22.95		14.47 - 29.51
Weighted average of the remaining contractual life (in years)		—		0.99

Market value weighted average (R$)		36.34		33.98

Partner plan [member]
Statement [Line Items]
Summary of Changes in Share-based Compensation Plan
Changes in the Partner Program

	01/01 to 12/31/2019	01/01 to 12/31/2018
	Quantity	Quantity
Opening balance	48,871,182	51,074,441

New	8,096,700	9,912,356
Delivered	(15,627,167)	(11,597,420)
Cancelled	(2,035,504)	(518,195)

Closing balance	39,305,211	48,871,182

Weighted average of remaining contractual life (years)	1.59	2.52

Market value weighted average (R$)	25.49	26.22

Variable compensation [Member]
Statement [Line Items]
Summary of Changes in Share-based Compensation Plan
Change in share-based variable compensation

	01/01 to 12/31/2019	01/01 to 12/31/2018
	Quantity	Quantity
Opening balance	25,016,145	31,229,973

New	9,794,250	10,552,225
Delivered	(14,237,280)	(16,611,521)
Cancelled	(352,181)	(154,532)

Closing balance	20,220,934	25,016,145

Market value weighted average (R$)	37.55	34.04